Shareholders' Equity (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity [Abstract]
Ordinary shares, par value (in dollar per share)	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	50,000,000	50,000,000	50,000,000
Common stock, shares outstanding	50,000,000	50,000,000	50,000,000
Share capital	$ 50,000	$ 50,000
Subscription receivable	$ (50,000)	$ (50,000)	$ (50,000)